STOCK OPTIONS (Details) (USD $)	9 Months Ended		12 Months Ended						12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended			12 Months Ended		12 Months Ended		9 Months Ended		9 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Stock Options 1	Dec. 31, 2012 Stock Options 1	Feb. 20, 2013 Stock Options 1	Jul. 12, 2010 Stock Options 1	Dec. 31, 2013 Stock Options 2	Feb. 20, 2013 Stock Options 2	Dec. 31, 2013 Stock Options 3	Feb. 20, 2013 Stock Options 3	Dec. 31, 2013 Stock Options 4	Feb. 20, 2013 Stock Options 4	Dec. 31, 2013 Stock Options 5	Dec. 31, 2013 Stock Options 6	Feb. 20, 2013 Stock Options 6	Dec. 31, 2013 Stock Options 7	Feb. 20, 2013 Stock Options 7	Dec. 31, 2013 Stock Options 8	Feb. 20, 2013 Stock Options 8	Sep. 30, 2014 StockOptions9Member	May 01, 2014 StockOptions9Member	Sep. 30, 2014 StockOptions10Member	May 01, 2014 StockOptions10Member	Sep. 30, 2014 StockOptions11Member	May 01, 2014 StockOptions11Member
Options issued to a director							60,000	100,000		60,000		60,000		60,000			82,400		117,600		30,000		30,000		30,000		200,000
Black-Scholes option pricing model assumptions					$0.85 stock price, $1.25 exercise price, 5 years to maturity, 649% volatility, .35% risk free rate.	$0.85 stock price, 10 years to maturity, 400% volatility, 2.02% risk free rate.			$0.85 stock price, $1.25 exercise price, 5 years to maturity, 649% volatility, .35% risk free rate.		$0.85 stock price, $1.25 exercise price, 5 years to maturity, 649% volatility, .35% risk free rate.		$0.85 stock price, $1.25 exercise price, 5 years to maturity, 649% volatility, .35% risk free rate.		$0.85 stock price, $0.85 exercise price, 5 years to maturity, 649% volatility, .35% risk free rate.	$0.85 stock price, $0.85 exercise price, 5 years to maturity, 626% volatility, .35% risk free rate.		$0.85 stock price, $0.85 exercise price, 5 years to maturity, 626% volatility, .35% risk free rate.		$0.85 stock price, $0.85 exercise price, 5 years to maturity, 885% volatility, .88% risk free rate.		$0.85 stock price, $1.25 exercise price, 5 years to maturity, 305% volatility, .64% risk free rate		$0.85 stock price, $1.25 exercise price, 5 years to maturity, 305% volatility, .64% risk free rate		$0.85 stock price, $1.25 exercise price, 5 years to maturity, 415.87% volatility, 1.66% risk free rate.
Amortization of ESOP Award			$ 667,449	$ 16,772	$ 4,952	$ 16,772			$ 50,928		$ 50,941		$ 50,928		$ 50,928	$ 69,918		$ 99,786		$ 25,471
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Exercisable Options	1,047,000
Authorized Increase Of Number Of Authorized Options	1,000,000
Authorized Increase Percentage Of Authorized Options	10.00%
Options issued to the Company's law firm																					30,000
Expense related to options	$ 186,385	$ 650,025